Offerings - Offering: 1	Mar. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,694,960
Proposed Maximum Offering Price per Unit	16.91
Maximum Aggregate Offering Price	$ 79,391,773.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,964.00
Offering Note	Covers shares of Common Stock, par value $0.001 per share, of Republic Airways Holdings Inc. (the "Shares") issuable under the Republic Airways Holdings Inc. 2025 Equity Incentive Plan (the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional Shares that may become issuable under the Plan to prevent dilution resulting from stock splits, stock dividends or other similar transactions. The amount of the registration fee is estimated, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act and is based on a price of $16.91 per share, which is the average of the high and low prices of the Shares as reported by The Nasdaq Stock Market LLC on March 13, 2026.